Financing Receivables	12 Months Ended
Dec. 31, 2025
Financing Receivables [Abstract]
FINANCING RECEIVABLES
7.	FINANCING RECEIVABLES

The Group’s financing receivables as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Financing receivables	136,700	1,272,504
Allowance	(119,185)	(363,322)
Financing receivables, net	17,515	909,182

As of December 31, 2024 and 2025, the accrued interest receivables were RMB39 thousand and RMB139 thousand (net of allowance RMB0.2 million and RMB0.2 million, respectively), which is recorded under financing receivables.

The principal of financing receivables by year of origination as of December 31,2024 and 2025 is as follows:

Year of loan origination	2019	2020	2021	2022	2023	2024	2025	Total
December 31, 2024	1,187	9,533	63,170	3	8,033	54,774	—	136,700
December 31, 2025	1,187	5,326	39,967	3	7,564	38,792	1,179,666	1,272,504

The following table presents the aging of loans as of December 31, 2024 and 2025:

		1-90 days	91 to 270 days	271 to 360 days	over 360 days
Aging of loans	Current	past due	past due	past due	past due	Total
December 31, 2024	15,264	9,271	26,167	4,782	81,216	136,700
December 31, 2025	996,361	89,389	75,780	18,667	92,307	1,272,504

The movement of allowance for financing receivables for the years ended December 31, 2024 and 2025 is as follows:

	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB
Balance at beginning of the year	51,858	119,185
Current year net provision	100,498	265,682
Write-off	(33,171)	(21,545)
Balance at end of the year	119,185	363,322

The Group has not recorded any financing income on an accrual basis for the loans that are overdue for more than 90 days in 2025. Allowance of financing receivables were RMB32.8 million, RMB100.5 million and RMB265.7 million for the years ended December 31, 2023, 2024 and 2025, respectively.